Summary of Significant Accounting Policies - Liability in Respect of Employees Severance Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Severance pay expense	$ 5,581	$ 4,305	$ 4,392
Employer matching contribution, percent of employees' gross pay	6.00%
Defined contribution plan, employer contributions	$ 2,585	$ 2,043	$ 1,711